Voya Retirement Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.0%
	Affiliated Investment Companies: 100.0%
632,015	Voya Emerging Markets Index Portfolio - Class I	$7,678,980	2.0
1,019,376	Voya International Index Portfolio - Class I	11,427,200	3.0
834,033	Voya RussellTM Mid Cap Index Portfolio - Class I	11,392,896	2.9
3,253,824	Voya Short Term Bond Fund - Class R6	31,171,635	8.0
25,198,495	Voya U.S. Bond Index Portfolio - Class I	254,000,832	65.5
3,464,388	Voya U.S. Stock Index Portfolio - Class I	72,232,491	18.6

	Total Mutual Funds
	(Cost $349,875,840)	387,904,034	100.0

	Liabilities in Excess of Other Assets	(192,503)	–
	Net Assets	$387,711,531	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Mutual Funds	$387,904,034	$–	$–	$387,904,034
Total Investments, at fair value	$387,904,034	$–	$–	$387,904,034

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$8,059,890	$560,638	$(334,462)	$(607,086)	$7,678,980	$-	$(19,402)	$-
Voya International Index Portfolio - Class I	12,452,094	301,883	(426,736)	(900,041)	11,427,200	-	45,854	-
Voya RussellTM Mid Cap Index Portfolio - Class I	12,610,807	134,344	(630,655)	(721,600)	11,392,896	-	(8,128)	-
Voya Short Term Bond Fund - Class R6	33,488,829	481,287	(1,846,765)	(951,716)	31,171,635	123,037	(53,508)	-
Voya U.S. Bond Index Portfolio - Class I	272,470,443	8,589,841	(10,819,801)	(16,239,651)	254,000,832	1,042,541	(580,337)	-
Voya U.S. Stock Index Portfolio - Class I	82,758,598	850,847	(4,263,075)	(7,113,879)	72,232,491	-	3,322,190	-
	$421,840,661	$10,918,840	$(18,321,494)	$(26,533,973)	$387,904,034	$1,165,578	$2,706,669	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Retirement Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $354,394,638.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$49,296,431
Gross Unrealized Depreciation	(15,787,035)
Net Unrealized Appreciation	$33,509,396